UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007

Check here if Amendment [ ];     Amendment Number:
                                                  ------

This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:        Courage Capital Management, LLC
Address:     4400 Harding Road
             Nashville, TN  37205-2290

Form 13F File Number:     28-10362

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:      Richard C. Patton
Title:     Chief Manager
Phone:     615-298-7606

Signature, Place and Date of Signing:

 /s/ Richard C. Patton               Nashville, TN             August 14, 2007
-----------------------              -------------             ---------------
[Signature]                          [City, State]                 [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Number of Other Included Managers:                   0
                                            ----------

Form 13F Information Table Entry Total:            103
                                            ----------

Form 13F Information Table Value Total:      $ 904,400
                                            ----------
                                           (thousands)

List of Other Included Managers:  Not Applicable

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ABERCROMBIE & FITCH CO         COMMON           002896207     4945   67759 SH       DEF (1)             X      0    0
ACCURIDE CORP                  COMMON           004398103     1244   80758 SH       DEF (1)             X      0    0
AMSURG CORP                    COMMON           03232P405     6035  250000 SH       DEF (1)             X      0    0
ANADARKO PETROLEUM CORP        COMMON           032511107     4929   94809 SH       DEF (1)             X      0    0
ANDREW CORP                    COMMON           034425108      816   56531 SH       DEF (1)             X      0    0
APOLLO GROUP INC               COMMON           037604105    50790  869250 SH       DEF (1)             X      0    0
AT&T INC                       COMMON           00206R102     6540  157600 SH       DEF (1)             X      0    0
BANK OF AMERICA CORPORATION    COMMON           060505104     3998   81779 SH       DEF (1)             X      0    0
CALL BANK OF AMERICA JAN 52.50 CALL             060505104    24445  500000 SH  CALL DEF (1)             X      0    0
CALL BANK OF AMERICA JAN 55.00 CALL             060505104     4889  100000 SH  CALL DEF (1)             X      0    0
BASIC ENERGY SVCS INC NEW      COMMON           06985P100      399   15594 SH       DEF (1)             X      0    0
BAXTER INTERNATIONAL INC       COMMON           071813109       54     967 SH       DEF (1)             X      0    0
BEBE STORES INC                COMMON           075571109     7749  484000 SH       DEF (1)             X      0    0
BERKSHIRE HATHAWAY INC DEL CL  COMMON           084670207       25       7 SH       DEF (1)             X      0    0
B
BISYS GROUP INC                COMMON           055472104     4224  357100 SH       DEF (1)             X      0    0
BJ SERVICES CO                 COMMON           055482103     5202  182900 SH       DEF (1)             X      0    0
CALL BJ SERVICES CO JAN 30.00  CALL             055482103    34981 1230000 SH  CALL DEF (1)             X      0    0
CALL BRISTOL MYERS CO JAN      CALL             110122108     6312  200000 SH  CALL DEF (1)             X      0    0
30.00
CARPENTER TECHNOLOGY CORP      COMMON           144285103    45608  350000 SH       DEF (1)             X      0    0
CBRL GROUP INC                 COMMON           12489V106      694   16338 SH       DEF (1)             X      0    0
CEC Entertainment Inc          COMMON           125137109      686   19501 SH       DEF (1)             X      0    0
CHARLOTTE RUSSE HLDG INC       COMMON           161048103      420   15637 SH       DEF (1)             X      0    0
CHARMING SHOPPES INC           COMMON           161133103      402   37165 SH       DEF (1)             X      0    0
CITRIX SYS INC                 COMMON           177376100    16330  485000 SH       DEF (1)             X      0    0
CKE RESTAURANTS INC            COMMON           12561E105      653   32551 SH       DEF (1)             X      0    0
COCA COLA CO                   COMMON           191216100       11     215 SH       DEF (1)             X      0    0
COMSTOCK RESOURCES INC NEW     COMMON           205768203      412   13732 SH       DEF (1)             X      0    0
CORRECTIONS CORP AMER NEW      COMMON           22025Y407     9119  144500 SH       DEF (1)             X      0    0
CPI CORP                       COMMON           125902106      423    6080 SH       DEF (1)             X      0    0
CVS CORP                       COMMON           126650100     4994  137000 SH       DEF (1)             X      0    0
DAVITA INC                     COMMON           23918K108    17807  330500 SH       DEF (1)             X      0    0
DOLLAR THRIFTY AUTOMOTIVE      COMMON           256743105      697   17064 SH       DEF (1)             X      0    0
DOMINOS PIZZA INC              COMMON           25754A201      409   22374 SH       DEF (1)             X      0    0
ELAN CORP PLC-ADR              ADR              284131208    20724  945000 SH       DEF (1)             X      0    0
EMBARQ CORPORATION             COMMON           29078E105     4958   78235 SH       DEF (1)             X      0    0
FIRST DATA CORP                COMMON           319963104      310    9500 SH       DEF (1)             X      0    0
FREIGHTCAR AMERICA INC         COMMON           357023100      679   14187 SH       DEF (1)             X      0    0
GENERAL MOTORS CORPORATION     COMMON           370442717     6578  262500 SH       DEF (1)             X      0    0
GOODYEAR TIRE & RUBBER CO      COMMON           382550101    68442 1969000 SH       DEF (1)             X      0    0
GYMBOREE CORP                  COMMON           403777105      403   10231 SH       DEF (1)             X      0    0
HALLIBURTON CO                 COMMON           406216101     4884  141561 SH       DEF (1)             X      0    0
Hercules Offshore Inc          COMMON           427093109      405   12523 SH       DEF (1)             X      0    0
HOT TOPIC INC                  COMMON           441339108      408   37525 SH       DEF (1)             X      0    0
INFOSYS TECHNOLOGIES LTD ADR   COMMON           456788108     7557  150000 SH       DEF (1)             X      0    0
CALL INFOSYS TECHNOLO OCT      CALL             456788108     5038  100000 SH  CALL DEF (1)             X      0    0
55.00
INGRAM MICRO INC CL A          COMMON           457153104     2714  125000 SH       DEF (1)             X      0    0
INTUIT INC                     COMMON           461202103    24496  814352 SH       DEF (1)             X      0    0
JACKSON HEWITT TAX SERVICE INC COMMON           468202106      412   14649 SH       DEF (1)             X      0    0
CALL JOHNSON JOHNSON JAN 50.00 CALL             478160104    18048  292900 SH  CALL DEF (1)             X      0    0
CALL JOHNSON JOHNSON JAN 60.00 CALL             478160104    46418  753300 SH  CALL DEF (1)             X      0    0
CALL JOHNSON JOHNSON JAN 65.00 CALL             478160104    15405  250000 SH  CALL DEF (1)             X      0    0
JOSEPH A BANK CLOTHIERS INC    COMMON           480838101      402    9686 SH       DEF (1)             X      0    0
KEMET CORP                     COMMON           488360108     5362  760500 SH       DEF (1)             X      0    0
KNOLL INC                      COMMON           498904200      396   17697 SH       DEF (1)             X      0    0
KRISPY KREME DOUGHNUTS INC     COMMON           501014104    26247 2834400 SH       DEF (1)             X      0    0
LAM RESEARCH CORP              COMMON           512807108     4894   95220 SH       DEF (1)             X      0    0
LAYNE INC                      COMMON           521050104      409    9987 SH       DEF (1)             X      0    0
CALL LEAR CORP AUG 40.00       CALL             521865105     7122  200000 SH  CALL DEF (1)             X      0    0
LEGG MASON INC                 COMMON           524901105    33931  344900 SH       DEF (1)             X      0    0
LODGENET ENTERTAINMENT CORP    COMMON           540211109      406   12679 SH       DEF (1)             X      0    0
CALL MCDONALDS CORP JAN 20.00  CALL             580135101     7512  148000 SH  CALL DEF (1)             X      0    0
NRG ENERGY INC                 COMMON           629377508    10509  252800 SH       DEF (1)             X      0    0
CALL NRG ENERGY INC JAN 42.50  CALL             629377508    41570 1000000 SH  CALL DEF (1)             X      0    0
CALL NRG ENERGY INC JAN 45.00  CALL             629377508    58198 1400000 SH  CALL DEF (1)             X      0    0
NUCOR CORP                     COMMON           670346105     4949   84376 SH       DEF (1)             X      0    0
OMNICARE INC                   COMMON           681904108    33320  924007 SH       DEF (1)             X      0    0
OMNICOM GROUP INC              COMMON           681919106       17     330 SH       DEF (1)             X      0    0
PARKER DRILLING CO             COMMON           701081101      400   37957 SH       DEF (1)             X      0    0
PATTERSON ENERGY INC           COMMON           703481101     4850  185037 SH       DEF (1)             X      0    0
PERUSAHAAN PERSEROAN ADR       COMMON           715684106     1449   33623 SH       DEF (1)             X      0    0
PETROQUEST ENERGY INC          COMMON           716748108      408   28043 SH       DEF (1)             X      0    0
PF CHANGS CHINA BISTRO INC     COMMON           69333Y108     5456  155000 SH       DEF (1)             X      0    0
PIONEER DRILLING CO            COMMON           723655106      410   27495 SH       DEF (1)             X      0    0
PREMIERE GLOBAL SERVICES INC   COMMON           740585104     5054  388199 SH       DEF (1)             X      0    0
PUT AMAZON COM JAN 60.00       PUT              023135106    27364  400000 SH  PUT  DEF (1)             X      0    0
PUT LABORATORY CORP JAN 60.00  PUT              50540R409     7826  100000 SH  PUT  DEF (1)             X      0    0
ROSETTA RESOURCES INC          COMMON           777779307      410   19034 SH       DEF (1)             X      0    0
RURAL CELLULAR CORP            COMMON           781904107     5015  114469 SH       DEF (1)             X      0    0
SCHLUMBERGER LTD               COMMON           806857108       20     240 SH       DEF (1)             X      0    0
SKILLED HEALTHCARE GROUP INC   COMMON           83066R107      492   31700 SH       DEF (1)             X      0    0
SONIC CORP                     COMMON           835451105     2622  118551 SH       DEF (1)             X      0    0
STEEL DYNAMICS INC             COMMON           858119100     8478  202281 SH       DEF (1)             X      0    0
STONE ENERGY CORP              COMMON           861642106      410   11960 SH       DEF (1)             X      0    0
STREETTRACKS GOLD TRUST        COMMON           863307104      289    4500 SH       DEF (1)             X      0    0
SUN MICROSYSTEMS INC           COMMON           866810104    10520 2000000 SH       DEF (1)             X      0    0
SUNOCO INC                     COMMON           86764P109     4900   61502 SH       DEF (1)             X      0    0
SWIFT ENERGY CO                COMMON           870738101      409    9565 SH       DEF (1)             X      0    0
TALBOTS INC                    COMMON           874161102     5674  226700 SH       DEF (1)             X      0    0
TATA MOTORS LTD                COMMON           876568502     4680  285000 SH       DEF (1)             X      0    0
TELEPHONE & DATA SYS INC       COMMON           879433100     5004   79974 SH       DEF (1)             X      0    0
TELLABS INC                    COMMON           879664100    24771 2302183 SH       DEF (1)             X      0    0
TESORO PETROLEUM CORP-W/RTS TO COMMON           881609101     8221  143854 SH       DEF (1)             X      0    0
TRICO MARINE SERVICES INC      COMMON           896106200      407    9964 SH       DEF (1)             X      0    0
UNITED INDUSTRIAL CORP         COMMON           910671106      399    6654 SH       DEF (1)             X      0    0
UNITED ONLINE INC              COMMON           911268100      409   24794 SH       DEF (1)             X      0    0
CALL US AIRWAYS GROUP JAN      CALL             90341W108     9081  300000 SH  CALL DEF (1)             X      0    0
35.00
CALL US AIRWAYS GROUP JAN      CALL             90341W108    12108  400000 SH  CALL DEF (1)             X      0    0
40.00
USA MOBILITY INC               COMMON           90341G103     2580   96413 SH       DEF (1)             X      0    0
USX-U S STEEL GROUP            COMMON           912909108     4922   45261 SH       DEF (1)             X      0    0
VERIZON COMMUNICATIONS         COMMON           92343V104     2506   60872 SH       DEF (1)             X      0    0
WALGREEN CO                    COMMON           931422109     4354  100000 SH       DEF (1)             X      0    0
WALTER INDUSTRIES INC NEW      COMMON           93317Q105      418   14422 SH       DEF (1)             X      0    0
YAHOO INC                      COMMON           984332106     2713  100000 SH       DEF (1)             X      0    0

(1) Courage Investments, Inc. is the general partner of certain private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements.